SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses Deposits And Other Receivable
Prepaid expenses	$ 841,143	$ 35,400
Other receivables and deposits	32,676	50,471
Total prepayment, deposits and other receivable	$ 873,819	$ 85,871